Post-retirement benefits - Summary of Retirement probability (Detail)	Dec. 31, 2024	Dec. 31, 2023
Text Block 1 [Abstract]
Discount rate	7.45%	5.47%
Health care cost trend rate: medical inflation	3.00%	5.00%
Aging factor	3.00%	3.00%